Other Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Other Commitments and Contingencies	OTHER COMMITMENTS AND CONTINGENCIES
Assets pledged

(in thousands of $)	June 30, 2026	December 31, 2025
Book value of vessel secured against loans (1)	906,727	929,971
(1) This excludes the FLNG Gimi which was derecognized on COD with the concurrent recognition of “Net investment in sales-type lease” (note 5.2), secured against its specific debt facility (note 15).

Other Commitments

•The Board of Directors approved up to $31.6 million of funding for Macaw Energies of which as of June 30, 2026, the outstanding commitment was $0.6 million.

•In connection with the FID for the redeployment of FLNG Hilli under a 20-year agreement with SESA, the Board of Directors approved total expenditures of up to $350.0 million in May 2025 to support the vessel’s preparation and redeployment activities. In addition, in February 2026 the Board approved expenditures of up to $13.6 million specifically for the decommissioning of the FLNG Hilli mooring equipment upon expiry of the existing LTA (note 17).

•Pursuant to the Shareholders' Agreement for SESA, in connection with our 10% equity interest, we have committed to fund our proportionate share of the required FLNG infrastructure and related capital contributions. As of June 30, 2026, our remaining funding commitment was $28.0 million in relation to our 10% equity interest in SESA.

•As of June 30, 2026, the preliminary known funding requirement communicated, based on our 10% equity interests in San Matias Pipeline S.A. current capital requirement projections is $31.2 million.

•In June 2026, the Board of Directors approved up to $22.0 million for long lead equipment for a fourth FLNG. As of June 30, 2026, the total outstanding commitment is approximately $6.2 million.

•In 2026, we entered into contingent success fee arrangements with third-party consultants in connection with FLNG business development opportunities. Any fees payable under these arrangements are contingent upon the successful award of the underlying contracts and are determined in accordance with the respective agreements. As of June 30, 2026, no obligations had arisen under these arrangements as the relevant contractual milestones had not been achieved.